Funded Status of Gratuity Plan and Amounts Recognized in Bank's Financial Statements (Detail) - Gratuity ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2020 USD ($)
Change in benefit obligations:
Projected benefit obligation ("PBO"), beginning of the period	₨ 6,653.5	$ 88.3	₨ 5,975.5
Service cost	965.4	12.8	820.6	₨ 741.0
Interest cost	483.3	6.4	476.7	392.2
Actuarial(gains)/ losses	368.9	4.9	(46.4)
Benefits paid	(588.1)	(7.8)	(572.9)
Projected benefit obligation, end of the period	7,883.0	104.6	6,653.5	5,975.5
Change in plan assets:
Fair value of plan assets, beginning of the period	5,501.8	73.0	4,573.4
Expected return on plan assets	389.9	5.2	347.4	297.4
Actuarial gains/(losses)	(620.5)	(8.2)	130.2
Actual return on plan assets	(230.6)	(3.0)	477.6
Employer contributions	1,096.7	14.5	1,023.7
Benefits paid	(588.1)	(7.8)	(572.9)
Fair value of plan assets, end of the period	5,779.8	$ 76.7	5,501.8	₨ 4,573.4
Funded Status	₨ (2,103.2)		₨ (1,151.7)		$ (27.9)